Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2019
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2018 on pages 184 to 190 for further discussion on the determination of fair value.

(Canadian $ in millions)		January 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	7,272	7,197	6,485	6,288
Loans (1)
Residential mortgages	119,960	119,293	119,544	118,609
Consumer instalment and other personal	62,712	62,675	62,687	62,618
Credit cards	7,959	7,959	8,099	8,099
Business and government (2)	204,560	204,717	192,225	191,989
	395,191	394,644	382,555	381,315

Deposits (3)	517,063	517,165	506,742	506,581
Securitization and structured entities’ liabilities	23,969	24,016	25,051	24,838
Subordinated debt	6,820	6,953	6,782	6,834

This table excludes financial instruments with a carrying value approximating fair value, including cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,429 million of loans classified as FVTPL as at January 31, 2019 ($1,450 million as at October 31, 2018).
(3)	Excludes $15,136 million of structured note liabilities designated at fair value through profit or loss and accounted for at fair value ($14,186 million as at October 31, 2018).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and internal models without observable market information as inputs (Level 3) in the valuation of securities, loans, fair value liabilities, derivative assets and derivative liabilities was as follows:

(Canadian $ in millions)				January 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	10,494	1,272	-	11,766
Canadian provincial and municipal governments	2,077	6,809	-	8,886
U.S. federal government	19,580	58	-	19,638
U.S. states, municipalities and agencies	2	573	-	575
Other governments	1,119	700	-	1,819
NHA MBS, U.S. agency MBS and CMO	40	10,426	231	10,697
Corporate debt	2,562	5,435	6	8,003
Loans	-	393	-	393
Corporate equity	39,707	2	-	39,709
	75,581	25,668	237	101,486
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	558	90	-	648
Canadian provincial and municipal governments	34	993	-	1,027
U.S. federal government	70	-	-	70
Other governments	-	30	-	30
NHA MBS, U.S. agency MBS and CMO	-	6	-	6
Corporate debt	146	7,066	-	7,212
Corporate equity	1,435	66	1,786	3,287
	2,243	8,251	1,786	12,280
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	12,246	836	-	13,082
Canadian provincial and municipal governments	4,940	2,413	-	7,353
U.S. federal government	17,337	-	-	17,337
U.S. states, municipalities and agencies	27	3,919	1	3,947
Other governments	3,731	1,800	-	5,531
NHA MBS, U.S. agency MBS and CMO	-	13,934	-	13,934
Corporate debt	2,780	2,668	-	5,448
Corporate equity	-	-	64	64
	41,061	25,570	65	66,696
Business and Government Loans	-	-	2,429	2,429
Fair Value Liabilities
Securities sold but not yet purchased	26,579	3,821	7	30,407
Structured note liabilities and other note liabilities	-	15,136	-	15,136
Investment contract liabilities	-	889	-	889
	26,579	19,846	7	46,432
Derivative Assets
Interest rate contracts	13	8,389	-	8,402
Foreign exchange contracts	11	11,062	-	11,073
Commodity contracts	165	1,060	-	1,225
Equity contracts	116	781	-	897
Credit default swaps	-	36	-	36
	305	21,328	-	21,633
Derivative Liabilities
Interest rate contracts	28	6,726	-	6,754
Foreign exchange contracts	1	11,767	-	11,768
Commodity contracts	132	1,516	-	1,648
Equity contracts	136	2,797	-	2,933
Credit default swaps	-	84	1	85
	297	22,890	1	23,188

(Canadian $ in millions)				October 31, 2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	-	10,320
Canadian provincial and municipal governments	4,013	4,689	-	8,702
U.S. federal government	9,465	52	-	9,517
U.S. states, municipalities and agencies	78	1,138	-	1,216
Other governments	1,210	201	-	1,411
NHA MBS, U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	-	199	-	199
Corporate equity	49,946	4	-	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	-	431
Canadian provincial and municipal governments	219	727	-	946
U.S. federal government	69	-	-	69
NHA MBS, U.S. agency MBS and CMO	-	7	-	7
Corporate debt	178	6,643	-	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	-	12,805
Canadian provincial and municipal governments	3,315	3,547	-	6,862
U.S. federal government	16,823	-	-	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	-	4,790
NHA MBS, U.S. agency MBS and CMO	-	13,687	-	13,687
Corporate debt	1,959	1,797	-	3,756
Corporate equity	-	-	62	62
	37,232	25,145	63	62,440
Business and Government Loans	-	-	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	-	28,804
Structured note liabilities and other note liabilities	-	14,186	-	14,186
Investment contract liabilities	-	800	-	800
	26,336	17,454	-	43,790
Derivative Assets
Interest rate contracts	18	8,959	-	8,977
Foreign exchange contracts	16	12,983	-	12,999
Commodity contracts	166	1,894	-	2,060
Equity contracts	286	1,872	-	2,158
Credit default swaps	-	10	-	10
	486	25,718	-	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	-	8,634
Foreign exchange contracts	2	11,852	-	11,854
Commodity contracts	295	1,161	-	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	-	36	1	37
	557	23,852	2	24,411

Summary of Changes in Level 3 Instruments Carried At Fair Value

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three months ended January 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended January 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(5)	(1)	96	(116)	-	19	(17)	231	(1)
Corporate debt	7	-	-	-	(1)	-	-	-	6	-
Total trading securities	262	(5)	(1)	96	(117)	-	19	(17)	237	(1)
FVTPL Securities
Corporate equity	1,825	14	(4)	123	(172)	-	-	-	1,786	16
Total FVTPL securities	1,825	14	(4)	123	(172)	-	-	-	1,786	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	2	-	-	-	-	64	na
Total FVOCI securities	63	-	-	2	-	-	-	-	65	na
Business and Government Loans	1,450	7	(4)	1,117	-	(141)	-	-	2,429	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	7	-	-	-	7	-
Total fair value liabilities	-	-	-	-	7	-	-	-	7	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	2	-	-	-	-	-	-	(1)	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds on securities sold but not yet purchased.

  na – Not applicable